Shareholder Fees {- Fidelity Freedom Blend 2010 Fund}	Jul. 13, 2021 USD ($)
NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 | Fidelity Freedom Blend 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none